Financial and capital management - Capital Management (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 05, 2020 $ / shares	Feb. 06, 2019 $ / shares	Dec. 31, 2019	Dec. 31, 2018 CAD ($)	Feb. 07, 2018 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Exceeded limit in internal net debt leverage ratio			0.29
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.79	2.72
Adjusted EBITDA to net interest expense ratio			8.54	9.00
Percentage of preferred shares included in debt leverage calculation			50.00%
Percentage of preferred shares included in adjusted EBITDA to net interest ratio			50.00%
Approved increase in annual dividend		5.00%
Dividends paid, ordinary shares per share	$ 3.33	$ 3.17			$ 3.02
Quarterly dividend per common share	$ 0.8325
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target debt leverage ratio			2.00	1.75
Target adjusted EBITDA to net interest expense ratio			7.5	7.5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target debt leverage ratio			2.50	2.25
Short-term and long-term borrowings | Adoption of IFRS 16
Disclosure of objectives, policies and processes for managing capital [line items]
Liabilities arising from long-term borrowings | $				$ 2,304